PENSION AND POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2013
Pension And Postretirement Benefits Tables
Schedule of change in projected benefit obligation, plan assets, and reconciliation of funded status

The following provides information on the pension plan and postretirement medical and life insurance plan as of December 31, 2013 and for the period from November 26, 2013 to December 31, 2013:

	Pension	Postretirement
	Period Ended December 31, 2013	Period Ended December 31, 2013
Change in projected benefit obligation:
Benefit obligation at beginning of period	$24,651	$6,015
Service cost	48	6
Interest cost	187	41
Actuarial loss	(408)	176
Benefits and expenses paid	(163)	(29)
Participant contributions	—	2
Employer implicit subsidy fulfilled	—	(5)
Projected benefit obligation at end of period	$24,315	$6,206
Change in plan assets
Fair value of plan assets at beginning of period	$19,981	$—
Actual return on plan assets	472	—
Employer contributions	—	27
Employer implicit subsidy contribution	—	5
Participant contributions	—	2
Employer implicit subsidy fulfilled	—	(5)
Benefits paid	(123)	(29)
Expenses paid	(40)	—
Fair value of plan assets at end of period	$20,290	$—
Reconciliation of funded status
Benefit obligation at end of period	$(24,315)	$(6,206)
Fair value of assets at end of period	20,290	—
Funded status	(4,025)	(6,206)
Unrecognized actuarial (gain) loss	(634)	176
Net accrued benefit cost	$(4,659)	$(6,030)

Schedule of balance sheet presentation
	Pension	Postretirement
	Period Ended December 31, 2013	Period Ended December 31, 2013
Balance sheet presentation
Accounts payable, accrued expenses and other liabilities(A)	4,025	6,206
Accumulated other comprehensive income	634	(176)
Net accrued benefit cost	$4,659	$6,030

(A)	Reconciliation of total funded status to pension and other postretirement benefit obligations balance (Note 2):

Pension	$4,025
Postretirement	6,206
Other	240
$10,471

Schedule of components of net periodic benefit cost
Components of net periodic benefit cost
Service cost	$48	$6
Interest cost	187	41
Expected return on plan assets	(246)	—
Net periodic benefit cost	$(11)	$47

Schedule of other changes in plan assets and benefit obligations recognized in other comprehensive income
Other changes in plan assets and benefit obligations recognized in other comprehensive income
Net actuarial cost	$(634)	$176
Total recognized in other comprehensive income	$(634)	$176

Schedule of comparison of obligations to plan assets
Comparison of obligations to plan assets
Projected and accumulated benefit obligation	$24,315	$6,206
Fair value of plan assets	$20,290	$—

Schedule of assumptions used to calculate net periodic benefit cost

The following assumptions were used to calculate the net periodic benefit cost for New Media’s defined benefit pension and post retirement plans:

	Pension	Postretirement
	Period Ended December 31, 2013	Period Ended December 31, 2013
Weighted average discount rate	5.0%	4.5%
Rate of increase in future compensation levels	0.0%	0.0%
Expected return on assets	8.0%	0.0%
Current year trend	0.0%	7.8%
Ultimate year trend	0.0%	4.8%
Year of ultimate trend	—	2025

Schedule of health care cost trend rates

The effect of a 1% increase and decrease in health care rates are presented as follows:

Postretirement
Period Ended December 31, 2013
Effect of 1% increase in health care cost trend rates
Accumulated pension benefit obligation (“APBO”)	$6,611
Dollar change	$405
Percent change	6.5%
Effect of 1% decrease in health care cost trend rates
APBO	$5,863
Dollar change	$(343)
Percent change	(5.5%)

Schedule of fair value of plan assets measured on a recurring basis

The fair value of plan assets is measured on a recurring basis using quoted market prices in active markets for identical assets, a Level 1 input. The pension plan’s assets by asset category are as follows:

	Period Ended December 31, 2013
	Amount	Percent
Equity mutual funds	$14,738	72.6%
Fixed income mutual funds	4,021	19.8%
Cash and cash equivalents	803	4.0%
Other	728	3.6%
Total	$20,290	100.0%

Schedule of expected benefit payments

The following benefit payments, which reflect expected future services, as appropriate, are expected to be paid as follows:

	Pension	Postretirement
2014	$1,461	$412
2015	1,508	410
2016	1,536	410
2017	1,545	379
2018	1,565	390
2019-2023	8,126	1,584
Employer contribution expected to be paid during the year ending December 31, 2014	$1,501	$412